UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C.  20549

                                FORM 13 F

                                FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2004

Check here if Amendment [    ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Peninsula Asset Management, Inc.
Address:1111 Third Avenue West
        Suite 340
        Bradenton, FL 34205

13F File Number:12-3456

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian S. Miller
Title:  Vice President - Compliance
Phone:  941-748-8680
Signature, Place, and Date of Signing:

 /s/  Brian S. Miller        Bradenton, FL   30-Jul-04

Report Type (Check only one.):

[x]     13F HOLDINGS REPORT
[  ]    13F NOTICE
[  ]    13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT
OF 1934.

                                FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Informational Table Entry Total          148

Form 13F Information Table Value Total:      $138,020

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     2003 22251.000SH       SOLE                  375.000         21876.000
                                                               133 1475.000 SH       DEFINED 0001091923                     1475.000
AFLAC Inc.                     COM              001055102     4263 104451.000SH      SOLE                 2500.000        101951.000
                                                               236 5775.000 SH       DEFINED 0001091923                     5775.000
Abbott Laboratories            COM              002824100      310 7600.000 SH       SOLE                                   7600.000
                                                                41 1000.000 SH       DEFINED 0001091923                     1000.000
Alberto Culver Co CL A         COM              013068101     1484 29600.000SH       SOLE                  650.000         28950.000
                                                                55 1100.000 SH       DEFINED 0001091923                     1100.000
Amerada Hess Corp.             COM              023551104     1099 13882.000SH       SOLE                  890.000         12992.000
                                                                56  705.000 SH       DEFINED 0001091923                      705.000
American Express Co.           COM              025816109     3266 63556.223SH       SOLE                 1885.000         61671.223
                                                                95 1845.000 SH       DEFINED 0001091923                     1845.000
American Intl Grp.             COM              026874107     3246 45541.027SH       SOLE                 1550.000         43991.027
                                                               188 2634.000 SH       DEFINED 0001091923                     2634.000
Amgen                          COM              031162100      322 5894.000 SH       SOLE                                   5894.000
                                                                68 1250.000 SH       DEFINED 0001091923                     1250.000
Anheuser-Busch Co.             COM              035229103     2593 48026.000SH       SOLE                 1835.000         46191.000
                                                               128 2370.000 SH       DEFINED 0001091923                     2370.000
Auto Data Processing           COM              053015103     1401 33445.000SH       SOLE                  650.000         32795.000
                                                                60 1425.000 SH       DEFINED 0001091923                     1425.000
BP Amoco ADR                   ADR              055622104      123 2292.000 SH       SOLE                                   2292.000
                                                               142 2646.000 SH       DEFINED 0001091923                     2646.000
Bank of America Corp.          COM              060505104     3777 44635.000SH       SOLE                 1275.000         43360.000
                                                              1582 18691.000SH       DEFINED 0001091923                    18691.000
Bear Stearns Cos. Inc.         COM              073902108     2305 27340.000SH       SOLE                 1190.000         26150.000
                                                                27  325.000 SH       DEFINED 0001091923                      325.000
Bellsouth Corp.                COM              079860102      228 8677.000 SH       SOLE                  306.000          8371.000
ChevronTexaco Corp.            COM              166764100      593 6299.000 SH       SOLE                  300.000          5999.000
                                                                28  300.000 SH       DEFINED 0001091923                      300.000
Cintas Corp.                   COM              172908105      660 13850.000SH       SOLE                                  13850.000
                                                                43  900.000 SH       DEFINED 0001091923                      900.000
Cisco Systems, Inc.            COM              17275R102      825 34808.000SH       SOLE                  900.000         33908.000
                                                                 9  400.000 SH       DEFINED 0001091923                      400.000
Citigroup, Inc.                COM              172967101     1851 39809.680SH       SOLE                 3960.000         35849.680
                                                                62 1325.000 SH       DEFINED 0001091923                     1325.000
Coca Cola Company              COM              191216100      243 4805.000 SH       SOLE                                   4805.000
                                                               202 4000.000 SH       DEFINED 0001091923                     4000.000
Colgate Palmolive              COM              194162103     1704 29160.320SH       SOLE                  900.000         28260.320
                                                                29  500.000 SH       DEFINED 0001091923                      500.000
Danaher Corp.                  COM              235851102     3603 69495.000SH       SOLE                 2350.000         67145.000
                                                               207 3995.000 SH       DEFINED 0001091923                     3995.000
Dell Inc.                      COM              24702r101      745 20810.000SH       SOLE                 1050.000         19760.000
Disney (Walt) Holding Co.      COM              254687106     1076 42195.000SH       SOLE                 1200.000         40995.000
                                                               126 4930.000 SH       DEFINED 0001091923                     4930.000
EMC Corp-Mass                  COM              268648102      158 13825.000SH       SOLE                                  13825.000
                                                                20 1790.000 SH       DEFINED 0001091923                     1790.000
Ecolab Inc.                    COM              278865100     1834 57867.000SH       SOLE                 1725.000         56142.000
                                                                43 1363.000 SH       DEFINED 0001091923                     1363.000
Electronic Arts, Inc.          COM              285512109      947 17355.000SH       SOLE                  450.000         16905.000
                                                                44  800.000 SH       DEFINED 0001091923                      800.000
Electronic Data Systems, Corp. COM              285661104      380 19850.000SH       SOLE                                  19850.000
                                                                10  500.000 SH       DEFINED 0001091923                      500.000
Emerson Electric Company       COM              291011104      408 6415.000 SH       SOLE                                   6415.000
Exxon Mobil Corp.              COM              30231G102     2615 58891.297SH       SOLE                                  58891.297
                                                               996 22430.000SH       DEFINED 0001091923                    22430.000
First Data                     COM              319963104     1826 41010.000SH       SOLE                                  41010.000
                                                                93 2100.000 SH       DEFINED 0001091923                     2100.000
Franklin Resources, Inc.       COM              354613101     1058 21130.000SH       SOLE                 1000.000         20130.000
                                                                43  850.000 SH       DEFINED 0001091923                      850.000
General Electric Co.           COM              369604103     5190 160188.844SH      SOLE                 2950.000        157238.844
                                                               722 22275.000SH       DEFINED 0001091923                    22275.000
Gillette Co. Com.              COM              375766102     2594 61170.000SH       SOLE                 2935.000         58235.000
                                                               225 5300.000 SH       DEFINED 0001091923                     5300.000
GlaxoSmithKline ADR            ADR              37733W105      614 14821.000SH       SOLE                                  14821.000
                                                               128 3076.000 SH       DEFINED 0001091923                     3076.000
Gold Banc Corp.                COM              379907108       78 5000.000 SH       SOLE                                   5000.000
                                                               204 13154.000SH       DEFINED 0001091923                    13154.000
Home Depot                     COM              437076102      270 7677.881 SH       SOLE                                   7677.881
                                                               344 9780.000 SH       DEFINED 0001091923                     9780.000
Honeywell International Inc.   COM              438516106      313 8550.000 SH       SOLE                                   8550.000
                                                               158 4300.000 SH       DEFINED 0001091923                     4300.000
IBM Corp.                      COM              459200101     1113 12623.000SH       SOLE                  375.000         12248.000
                                                               347 3940.000 SH       DEFINED 0001091923                     3940.000
Intel Corp                     COM              458140100     3110 112669.237SH      SOLE                 4545.000        108124.237
                                                               272 9855.000 SH       DEFINED 0001091923                     9855.000
Intuit, Inc.                   COM              461202103      667 17290.000SH       SOLE                 1050.000         16240.000
                                                                50 1300.000 SH       DEFINED 0001091923                     1300.000
Jefferson Pilot Corp.          COM              475070108     2776 54637.395SH       SOLE                 2135.000         52502.395
                                                                33  650.000 SH       DEFINED 0001091923                      650.000
Johnson & Johnson              COM              478160104     1658 29760.000SH       SOLE                  125.000         29635.000
                                                                86 1545.000 SH       DEFINED 0001091923                     1545.000
L 3 Communications Holdings, I COM              502424104     1092 16350.000SH       SOLE                  550.000         15800.000
                                                                37  550.000 SH       DEFINED 0001091923                      550.000
Marriott Intl Inc New CL A     COM              571903202      289 5800.000 SH       SOLE                                   5800.000
McGraw-Hill Inc.               COM              580645109     4142 54096.000SH       SOLE                 1475.000         52621.000
                                                               136 1770.000 SH       DEFINED 0001091923                     1770.000
McKesson HBOC, Inc.            COM              58155Q103      663 19300.000SH       SOLE                 1150.000         18150.000
Merck & Co.                    COM              589331107     2504 52720.000SH       SOLE                 1765.000         50955.000
                                                                46  975.000 SH       DEFINED 0001091923                      975.000
Microsoft Corp.                COM              594918104     4342 152040.922SH      SOLE                 4300.000        147740.922
                                                               198 6950.000 SH       DEFINED 0001091923                     6950.000
Nextel Communications          COM              65332V103      653 24500.000SH       SOLE                  900.000         23600.000
                                                                24  900.000 SH       DEFINED 0001091923                      900.000
Omnicom Group                  COM              681919106      633 8335.000 SH       SOLE                                   8335.000
                                                                66  875.000 SH       DEFINED 0001091923                      875.000
PepsiCo Inc.                   COM              713448108     2587 48008.000SH       SOLE                 1656.000         46352.000
                                                               548 10175.000SH       DEFINED 0001091923                    10175.000
Pfizer Inc.                    COM              717081103     4292 125212.766SH      SOLE                 3500.000        121712.766
                                                               406 11850.000SH       DEFINED 0001091923                    11850.000
Pitney-Bowes Inc.              COM              724479100      520 11750.000SH       SOLE                                  11750.000
                                                                80 1800.000 SH       DEFINED 0001091923                     1800.000
Procter & Gamble Co.           COM              742718109     1245 22870.000SH       SOLE                                  22870.000
                                                                50  910.000 SH       DEFINED 0001091923                      910.000
Quest Diagnostics              COM              74834l100     2028 23870.000SH       SOLE                  425.000         23445.000
                                                                70  825.000 SH       DEFINED 0001091923                      825.000
SBC Communications             COM              78387g103      887 36591.616SH       SOLE                 3281.616         33310.000
                                                                44 1800.000 SH       DEFINED 0001091923                     1800.000
Schlumberger Ltd.              COM              806857108     3350 52745.654SH       SOLE                 1555.000         51190.654
                                                               111 1740.000 SH       DEFINED 0001091923                     1740.000
Siebel Systems                 COM              826170102      143 13400.000SH       SOLE                                  13400.000
                                                                 9  800.000 SH       DEFINED 0001091923                      800.000
Sigma Aldrich Corp.            COM              826552101     1038 17421.000SH       SOLE                  850.000         16571.000
                                                                60 1000.000 SH       DEFINED 0001091923                     1000.000
Sony Corp. ADR American SHS Ne ADR              835699307     1317 34605.000SH       SOLE                 2150.000         32455.000
                                                                68 1800.000 SH       DEFINED 0001091923                     1800.000
Southern Company               COM              842587107     3316 113757.362SH      SOLE                 2390.000        111367.362
                                                               398 13665.000SH       DEFINED 0001091923                    13665.000
Standard & Poor's 500 Dep. Rec COM              78462f103      182 1585.741 SH       SOLE                                   1585.741
                                                                23  200.000 SH       DEFINED 0001091923                      200.000
Stryker Corp.                  COM              863667101     7797 141755.000SH      SOLE                 3270.000        138485.000
                                                               310 5630.000 SH       DEFINED 0001091923                     5630.000
Telefonos De Mexico SA ADR Rep ADR              879403780      253 7590.000 SH       SOLE                  450.000          7140.000
                                                                12  375.000 SH       DEFINED 0001091923                      375.000
Texas Instruments Inc.         COM              882508104      403 16685.009SH       SOLE                  975.000         15710.009
                                                                 3  125.000 SH       DEFINED 0001091923                      125.000
Tidewater, Inc.                COM              886423102     1040 34896.000SH       SOLE                 1195.000         33701.000
                                                                23  785.000 SH       DEFINED 0001091923                      785.000
Transocean Sedco Forex, Inc.   COM              G90078109      702 24265.000SH       SOLE                  825.000         23440.000
                                                                14  485.000 SH       DEFINED 0001091923                      485.000
US BANCORP DEL COM NEW         COM              902973304      276 10000.000SH       DEFINED 0001091923                    10000.000
United Healthcare Corp.        COM              91324p102     1124 18049.000SH       SOLE                                  18049.000
                                                                26  425.000 SH       DEFINED 0001091923                      425.000
United Technologies Corp.      COM              913017109     2359 25790.000SH       SOLE                  925.000         24865.000
                                                               127 1390.000 SH       DEFINED 0001091923                     1390.000
Unizan Financial Corp.         COM              91528W101      235 9000.000 SH       SOLE                                   9000.000
Verizon Communications         COM              92343V104      477 13183.000SH       SOLE                  480.000         12703.000
                                                                70 1930.000 SH       DEFINED 0001091923                     1930.000
Wachovia Corp New              COM              929903102      330 7412.000 SH       DEFINED 0001091923                     7412.000
Wal Mart Stores Inc.           COM              931142103     5254 99581.000SH       SOLE                 2285.000         97296.000
                                                               235 4450.000 SH       DEFINED 0001091923                     4450.000
Walgreen Company               COM              931422109     1896 52363.000SH       SOLE                 1755.000         50608.000
                                                               167 4605.000 SH       DEFINED 0001091923                     4605.000
Washington Mutual, Inc.        COM              939322103      642 16616.000SH       SOLE                 1125.000         15491.000
                                                                74 1925.000 SH       DEFINED 0001091923                     1925.000
Weyerhaeuser Co.               COM              962166104     2446 38755.000SH       SOLE                 1115.000         37640.000
                                                               109 1725.000 SH       DEFINED 0001091923                     1725.000